EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE
Schedule of basic and diluted earnings per share
	Years ended December 31,
	2013	2014	2015
Net income (loss) attributed to holder of ordinary shares	$(258,915,539)	$(33,630,021)	$(5,075,122)

Net income (loss) adjusted for dilutive securities	(258,915,539)	(33,630,021)	(5,075,122)

Weighted-average number of common shares outstanding-basic	182,167,908	203,550,049	204,085,041
Dilutive effect of non-vested shares	-	-	-

Weighted-average number of common shares outstanding-diluted	182,167,908	203,550,049	204,085,041

Basic loss per share	$(1.42)	$(0.17)	$(0.02)

Diluted loss per share	$(1.42)	$(0.17)	$(0.02)